Income Tax	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Income Tax
27.	INCOME TAX

a.	Income tax expense recognized in profit or loss
Income tax expense consisted of the following:

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Current income tax expense
Current tax expense recognized in the current year	$47,135.5	$87,452.7	$107,694.4
Income tax adjustments on prior years	(10,193.8)	(7,589.4)	(14,539.5)
Other income tax adjustments	(41.5)	150.2	152.2

	36,900.2	80,013.5	93,307.1

Deferred income tax benefit
The origination and reversal of temporary differences	(1,065.1)	(6,275.2)	(17,530.0)
Investment tax credits	—	—	(5,621.7)

	(1,065.1)	(6,275.2)	(23,151.7)

Income tax expense recognized in profit or loss	$35,835.1	$73,738.3	$70,155.4

A reconciliation of income before income tax and income tax expense recognized in profit or loss was as follows:

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Income before tax	$389,862.1	$584,746.3	$663,036.0

Income tax expense at the statutory rate	$79,056.5	$118,831.3	$134,595.2
Tax effect of adjusting items:
Nondeductible (deductible) items in determining taxable income	(4,183.5)	1,015.9	11,279.5
Tax-exempt income	(39,808.1)	(65,988.1)	(89,852.9)
Additional income tax under the Alternative Minimum Tax Act	10,367.9	18,872.8	32,852.7
Additional income tax on unappropriated earnings	7,628.1	14,747.3	18,849.5
The origination and reversal of temporary differences	(1,065.1)	(6,275.2)	(17,530.0)
Income tax credits	(5,925.4)	(26.5)	(5,651.3)

	46,070.4	81,177.5	84,542.7
Income tax adjustments on prior years	(10,193.8)	(7,589.4)	(14,539.5)
Other income tax adjustments	(41.5)	150.2	152.2

Income tax expense recognized in profit or loss	$35,835.1	$73,738.3	$70,155.4

Under the amendment to the R.O.C Statute of Industrial Innovation in 2019, the amounts of unappropriated earnings in 2018 and thereafter used for building or purchasing specific assets or technologies can qualify for deduction when computing the income tax on unappropriated earnings.
The income tax adjustments on prior years were primarily due to the difference between the actual and estimated income tax on unappropriated earnings.
For the years ended December 31, 2019, 2020 and 2021, the Company applied a tax rate of 20% for entities subject to the R.O.C. Income Tax Law; for other jurisdictions, taxes are calculated using the applicable tax rate for each individual jurisdiction.

b.	Income tax expense recognized in other comprehensive income

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Deferred income tax benefit (expense)
Related to remeasurement of defined benefit obligation	$(30.4)	$422.1	$(29.1)
Related to unrealized gain/loss on investments in equity instruments at FVTOCI	9.4	0.6	(56.2)
Related to gain/loss on cash flow hedges	—	—	(3.4)

	$(21.0)	$422.7	$(88.7)

c.	Deferred income tax balance
The analysis of deferred income tax assets and liabilities was as follows:

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$19,354.4	$34,720.7
Refund liability	3,755.1	5,986.2
Investment tax credits	—	5,621.7
Net defined benefit liability	1,342.1	1,237.1
Unrealized loss on inventories	858.5	899.0
Deferred compensation cost	330.3	374.0
Investments in equity instruments at FVTOCI	66.3	10.1
Others	251.5	305.1

	$25,958.2	$49,153.9

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(866.5)	$(706.3)
Others	(863.4)	(1,167.6)

	$(1,729.9)	$(1,873.9)

	Year Ended December 31, 2019
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$11,839.2	$1,727.8	$—	$(19.8)	$13,547.2
Refund liability	2,594.0	(443.2)	—	(0.4)	2,150.4
Net defined benefit liability	1,084.9	(38.2)	(30.4)	—	1,016.3
Unrealized loss on inventories	751.0	(280.8)	—	(0.8)	469.4
Deferred compensation cost	271.7	59.4	—	(8.0)	323.1
Investments in equity instruments at FVTOCI	56.2	0.1	9.4	—	65.7
Others	209.4	151.1	—	(4.2)	356.3

	$16,806.4	$1,176.2	$(21.0)	$(33.2)	$17,928.4

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(61.7)	$(271.9)	$—	$—	$(333.6)
Others	(171.6)	160.8	—	—	(10.8)

	$(233.3)	$(111.1)	$—	$—	$(344.4)

	Year Ended December 31, 2020
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$13,547.2	$5,824.0	$—	$(16.8)	$19,354.4
Refund liability	2,150.4	1,606.1	—	(1.4)	3,755.1
Net defined benefit liability	1,016.3	(96.3)	422.1	—	1,342.1
Unrealized loss on inventories	469.4	391.1	—	(2.0)	858.5
Deferred compensation cost	323.1	27.4	—	(20.2)	330.3
Investments in equity instruments at FVTOCI	65.7	—	0.6	—	66.3
Others	356.3	(91.6)	—	(13.2)	251.5

	$17,928.4	$7,660.7	$422.7	$(53.6)	$25,958.2

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(333.6)	$(532.9)	$—	$—	$(866.5)
Others	(10.8)	(852.6)	—	—	(863.4)

	$(344.4)	$(1,385.5)	$—	$—	$(1,729.9)

	Year Ended December 31, 2021
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$19,354.4	$15,365.7	$—	$0.6	$34,720.7
Refund liability	3,755.1	2,231.5	—	(0.4)	5,986.2
Investment tax credits	—	5,621.7	—	—	5,621.7
Net defined benefit liability	1,342.1	(75.9)	(29.1)	—	1,237.1
Unrealized loss on inventories	858.5	41.0	—	(0.5)	899.0
Deferred compensation cost	330.3	49.2	—	(5.5)	374.0
Investments in equity instruments at FVTOCI	66.3	—	(56.2)	—	10.1
Others	251.5	59.1	—	(5.5)	305.1

	$25,958.2	$23,292.3	$(85.3)	$(11.3)	$49,153.9

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(866.5)	$160.2	$—	$—	$(706.3)
Others	(863.4)	(300.8)	(3.4)	—	(1,167.6)

	$(1,729.9)	$(140.6)	$(3.4)	$—	$(1,873.9)

d.	The deductible temporary differences for which no deferred income tax assets have been recognized
As of December 31, 2020 and 2021, the aggregate deductible temporary differences for which no deferred income tax assets have been recognized amounted to NT$55,521.0 million and NT$66,431.3 million, respectively.

e.	Unused tax-exemption information
As of December 31, 2021, the profits generated from the following project of TSMC are exempt from income tax for a five-year period:

Tax-exemption Period
Construction and expansion of 2009 by TSMC	2018 to 2022
f.	The information of unrecognized deferred income tax liabilities associated with investments
As of December 31, 2020 and 2021, the aggregate taxable temporary differences associated with investments in subsidiaries not recognized as deferred income tax liabilities amounted to NT$152,827.4 million and NT$177,552.8 million, respectively.

g.	Income tax examination
The tax authorities have examined income tax returns of TSMC through 2019. All investment tax credit adjustments assessed by the tax authorities have been recognized accordingly.